Accounts Receivable and Other (Tables)	12 Months Ended
Mar. 31, 2019
Receivables [Abstract]
Components of Trade Accounts Receivable, Net

The following table summarizes the impact of accounts receivable reserves and allowance for doubtful accounts on the gross trade accounts receivable balances at each balance sheet date:

	March 31,
	2019	2018
Trade accounts receivable, gross	$461,365	$456,308

Reserves for sales deductions:
Chargebacks	(109,763)	(116,632)
Other sales deductions	(78,508)	(81,677)
Customer rebates	(34,757)	(51,296)
Allowance for doubtful accounts	(392)	(248)
Trade accounts receivable, net	$237,945	$206,455

Components of Other Receivables and Prepaid Expenses
b.	Other receivables and prepaid expenses:

	March 31,
	2019	2018
Government authorities	$28,857	$102,008
Due from related parties	8,987	8,239
Prepaid expenses	7,075	6,252
Advances to suppliers	1,062	1,455
Interest receivable	825	3,314
Other	556	1,697
	$47,362	$122,965